Common Shareholders’ Equity	12 Months Ended
Dec. 31, 2017
Disclosure of equity attributable to owners of parent [Abstract]
Disclosure Of Equity Attributable To Owners Of Parent Explanatory [Text Block]
Note 27 Common Shareholders’ Equity

Subscribed and paid-up Capital

As of December 31, 2017 and December 31, 2016, the Company’s capital shows a balance of ThCh$ 562,693,346, divided into 369,502,872 shares of common stock without face value, entirely subscribed and paid-up. The Company has issued only one series of common shares. Such common shares are registered for trading at the Santiago Stock Exchange, the Chilean Electronic Stock Exchange and the Valparaíso Stock Exchange, and at the New York Stock Exchange /NYSE), evidenced by ADS (American Deposcitary Shares), with an equivalence of two shares per ADS (See Note 1).

The Company has not issued any others shares or convertible instruments during the period, thus changing the number of outstanding shares as of December 31, 2017 and 2016 and 2015.

Capital Management

The main purpose, when managing shareholder’s capital, is to maintain an adequate credit risk profile and a healthy capital ratio, allowing the access of the Company to the capitals market for the development of its medium and long term purposes and, at the same time, to maximize shareholder’s return.

Consolidated Statement of Comprehensive Income

Comprehensive income and expenses are detailed as follows:

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	(5,661)	728	(4,933)
Conversion differences of subsidiaries abroad	(34,786,480)	-	(34,786,480)
Reserve of Actuarial gains and losses on defined benefit plans (1)	19,669	(47,228)	(27,559)
Total comprehensive income As of December 31, 2017	(34,772,472)	(46,500)	(34,818,972)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	84,962	(20,648)	64,314
Conversion differences of subsidiaries abroad	(27,280,176)	-	(27,280,176)
Reserve of Actuarial gains and losses on defined benefit plans (1)	(2,355,384)	659,198	(1,696,186)
Total comprehensive income As of December 31, 2016	(29,550,598)	638,550	(28,912,048)

Other Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Cash flow hedge (1)	80,693	(17,563)	63,130
Conversion differences of subsidiaries abroad	(29,678,944)	-	(29,678,944)
Reserve of Actuarial gains and losses on defined benefit plans (1)	(939,433)	314,541	(624,892)
Total comprehensive income As of December 31, 2015	(30,537,684)	296,978	(30,240,706)

(1)	These concepts will be reclassified to the Statement of Income when its settled.

The movement of comprehensive income and expense is detailed as follows:

a)	As of December 31, 2017:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh$	ThCh$	ThCh$	ThCh$
Increase (Decrease)	(34,786,480)	(5,661)	19,669	(34,772,472)
Deferred taxes	-	728	(47,228)	(46,500)
Total changes in equity	(34,786,480)	(4,933)	(27,559)	(34,818,972)
Equity holders of the parent	(32,982,829)	(10,837)	(32,794)	(33,026,460)
Non-controlling interests	(1,803,651)	5,904	5,235	(1,792,512)
Total changes in equity	(34,786,480)	(4,933)	(27,559)	(34,818,972)

b)	As of December 31, 2016:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh$	ThCh$	ThCh$	ThCh$
Increase (Decrease)	(27,280,176)	(399,559)	(2,355,384)	(30,035,119)
Deferred taxes	-	89,983	659,198	749,181
Reclassification to the result by function	-	484,521	-	484,521
Reclassification of deferred taxes related to other reserves	-	(110,631)	-	(110,631)
Total changes in equity	(27,280,176)	64,314	(1,696,186)	(28,912,048)
Equity holders of the parent	(25,123,546)	41,607	(1,623,299)	(26,705,238)
Non-controlling interests	(2,156,630)	22,707	(72,887)	(2,206,810)
Total changes in equity	(27,280,176)	64,314	(1,696,186)	(28,912,048)

c)	As of December 31, 2015:

Changes	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Total other reserves
	ThCh$	ThCh$	ThCh$	ThCh$
Increase (Decrease)	(29,678,944)	593,992	(939,433)	(30,024,385)
Deferred taxes	-	(145,800)	314,541	168,741
Reclassification to the result by function	-	(513,299)	-	(513,299)
Reclassification of deferred taxes related to other reserves	-	128,237	-	128,237
Total changes in equity	(29,678,944)	63,130	(624,892)	(30,240,706)
Equity holders of the parent	(27,652,528)	40,844	(589,731)	(28,201,415)
Non-controlling interests	(2,026,416)	22,286	(35,161)	(2,039,291)
Total changes in equity	(29,678,944)	63,130	(624,892)	(30,240,706)

Income per share

The basic income per share is calculated as the ratio between the net income (loss) of the term corresponding to shares holders and the weighted average number of valid outstanding shares during such term.

The diluted earnings per share is calculated as the ratio between the net income (loss) for the period attributable to shares holders and the weighted average additional common shares that would have been outstanding if it had become all ordinary potential dilutive shares.

The information used for the calculation of the income as per each basic and diluted share is as follows:

Income per share	For the years ended as of December 31,
	2017	2016	2015
Equity holders of the controlling company (ThCh$)	129,607,353	118,457,488	120,808,135
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic income per share (in Chilean pesos)	350.76	320.59	326.95
Equity holders of the controlling company (ThCh$)	129,607,353	118,457,488	120,808,135
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted income per share (in Chilean pesos)	350.76	320.59	326.95

As of December 31, 2017, 2016 and 2015, the Company has not issued any convertible or other kind of instruments creating diluting effects.

Distributable net income

In accordance with Circular No 1945 from the CMF on November 4, 2009, the Board of Directors agreed that the net distributable income for the year 2009 will be that reflected in the financial statements attributable to equity holders of the parents, without adjusting it. The above agreement remains in effect for the year ended December 31, 2017.

Dividends

The Company’s dividends policy consists of annually distributing at least 50% of the net distributable profit of the year.

As of December 31, 2017, 2016 and 2015, the Company has distributed the following dividends:

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
248	01-09-2015	Interim	63.0000	2014
249	04-23-2015	Final	98.78138	2014
250	01-08-2016	Interim	66.0000	2015
251	04-22-2016	Final	97.47388	2015
252	01-06-2017	Interim	66.0000	2016
253	04-26-2017	Final	110.32236	2016
254	01-05-2018	Interim	70.0000	2017

On December 2, 2014, at the Ordinary Board Director Meeting it was agreed to pay the interim Dividend No. 248, amounting to ThCh$ 23,278,681 corresponding to $ 63 per share. This dividend was paid on January 9, 2015.

On April 15, 2015, at the Shareholders Meeting it was agreed to pay the final Dividend No. 249, amounting to ThCh$ 36,500,004 corresponding to $ 98.78138 per share. This dividend was paid on April 23, 2015.

On December 1, 2015, at the Ordinary Board Director Meeting it was agreed to pay the interim Dividend No. 250, amounting to ThCh$ 24,387,190 corresponding to $ 66 per share. This dividend was paid on January 8, 2016.

On April 13, 2016, at the Shareholders Meeting it was agreed to pay the final Dividend No. 251, amounting to ThCh$ 36,016,878 corresponding to $ 97.47388 per share. This dividend was paid on April 22, 2016.

On December 6, 2016, at the Ordinary Board Director Meeting it was agreed to pay the interim Dividend No. 252, amounting to ThCh$ 24,387,190 corresponding to $ 66 per share. This dividend was paid on January 6, 2017.

On April 12, 2017, at the Shareholders Meeting it was agreed to pay the final Dividend No. 253, amounting to ThCh$ 40,764,427 corresponding to the 34.41% of Net income attibutable to Equity holders of the parent, equivalent to $ 110.32236 per share. This dividend was paid on April 26, 2017.

On December 6, 2017, at the Ordinary Board Director Meeting it was agreed to pay the interim Dividend No. 254, amounting to ThCh$ 25,865,201 corresponding to $ 70 per share. This dividend was paid on January 5, 2018.

Other Reserves

The reserves that are a part of the Company’s equity are as follows:

Currency Translation Reserves: This reserve originated mainly from the translation of foreign subsidiaries’ financial statements which functional currency is different from the presentation currency of the Consolidated Financial Statements. As of December 31, 2017, 2016 and 2015, it amounts to a negative reserve of ThCh$ 153,541,761, ThCh$ 120,558,932 and ThCh$ 95,435,386 respectively.

Hedge reserve: This reserve originated from the hedge accounting application of financial liabilities. The reserve is reversed at the end of the hedge agreement, or when the transaction ceases qualifying hedge accounting, whichever is first. The reserve effects are transferred to income. As of December 31, 2017, 2016 and 2015, it amounts to a positive reserve of ThCh$ 28,244, ThCh$ 39,081 and a negative reserve of ThCh$ 2,526 in 2015, respectively, net of deferred taxes.

Actuarial gains and losses on defined benefit plans reserves: As of December 31, 2017, 2016 and 2015 the amount recorded is a negative reserve of ThCh$ 3,958,511, ThCh$ 3,925,717 and ThCh$ 2,302,418 in 2015, respectively, net of deferred taxes.

Other reserves: As of December 31, 2017, 2016 and 2015 the amount is a negative reserve of ThCh$ 20,603,251, ThCh$ 18,527,810 and ThCh$ 5,486,086, respectively. Such reserves relate mainly to the following concepts:

-	Adjustment due to re-assessment of fixed assets carried out in 1979 (increased ofr ThCh$ 4,087,396).
-	Price level restatement of paid-up capital registered as of December 31, 2008, according to CMF Circular Letter Nª456 (decreased for ThCh$ 17,615,333).
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2012 and 2013 (decreased for ThCh$ 9,779,475).
-	Difference in purchase of shares of the subsidiary Manantial S.A. made during year 2016 (decreased for ThCh$ 7,801,153).
-	Difference in purchase of shares of the Alimentos Nutrabien S.A. made during year 2016 (decreased for ThCh$ 5,426,209).
-	Difference in purchase of shares of the subsidiary Viña San Pedro Tarapacá S.A. made during year 2017 (decreased for ThCh$ 2,075,441).